PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks
Automobiles 1.6%
Tesla, Inc.*	139,180	$24,785,174
Banks 1.3%
NU Holdings Ltd. (Brazil) (Class A Stock)*	1,713,904	20,361,180
Biotechnology 1.8%
Vertex Pharmaceuticals, Inc.*	63,651	28,982,846
Broadline Retail 11.4%
Amazon.com, Inc.*	740,632	130,677,110
MercadoLibre, Inc. (Brazil)*	28,403	49,011,649
		179,688,759
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale Corp.	53,774	43,551,025
Electrical Equipment 1.2%
Eaton Corp. PLC	57,300	19,072,305
Entertainment 4.8%
Netflix, Inc.*	84,297	54,086,641
Walt Disney Co. (The)	202,606	21,052,790
		75,139,431
Financial Services 3.7%
Mastercard, Inc. (Class A Stock)	130,894	58,518,781
Health Care Equipment & Supplies 1.4%
Intuitive Surgical, Inc.*	53,202	21,393,588
Hotels, Restaurants & Leisure 1.2%
Airbnb, Inc. (Class A Stock)*	132,326	19,178,007
Interactive Media & Services 9.3%
Alphabet, Inc. (Class A Stock)*	157,332	27,139,770
Alphabet, Inc. (Class C Stock)*	155,847	27,111,144
Meta Platforms, Inc. (Class A Stock)	195,166	91,109,344
		145,360,258

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
IT Services 1.4%
MongoDB, Inc.*	48,502	$11,449,382
Snowflake, Inc. (Class A Stock)*	77,361	10,535,021
		21,984,403
Media 1.4%
Trade Desk, Inc. (The) (Class A Stock)*	232,580	21,578,772
Personal Care Products 1.9%
L’Oreal SA (France)	59,972	29,602,213
Pharmaceuticals 9.0%
AstraZeneca PLC (United Kingdom), ADR	253,111	19,747,721
Eli Lilly & Co.	89,647	73,541,020
Novo Nordisk A/S (Denmark), ADR	349,665	47,302,681
		140,591,422
Semiconductors & Semiconductor Equipment 20.1%
Advanced Micro Devices, Inc.*	302,977	50,566,861
ASML Holding NV (Netherlands)	34,116	32,763,301
Broadcom, Inc.	47,858	63,581,746
NVIDIA Corp.	153,962	168,793,159
		315,705,067
Software 16.1%
Cadence Design Systems, Inc.*	138,661	39,700,031
Crowdstrike Holdings, Inc. (Class A Stock)*	64,330	20,178,391
Microsoft Corp.	358,771	148,936,605
Palo Alto Networks, Inc.*	61,133	18,028,733
ServiceNow, Inc.*	40,337	26,498,586
		253,342,346
Specialty Retail 0.7%
Home Depot, Inc. (The)	33,090	11,080,848
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	501,116	96,339,551

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 2.7%
LVMH Moet Hennessy Louis Vuitton SE (France)	36,582	$29,256,239
NIKE, Inc. (Class B Stock)	140,625	13,366,406
		42,622,645

Total Long-Term Investments (cost $805,263,431)		1,568,878,621

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $3,222,169)(wb)	3,222,169	3,222,169

TOTAL INVESTMENTS 100.1% (cost $808,485,600)		1,572,100,790
Liabilities in excess of other assets (0.1)%		(1,057,174)

Net Assets 100.0%		$1,571,043,616

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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